Summary of significant accounting policies (Details) ¥ in Millions										12 Months Ended
	Aug. 18, 2023 USD ($)	Oct. 15, 2021 USD ($)	Jan. 25, 2021 USD ($)	Sep. 17, 2020 USD ($)	Aug. 06, 2020 USD ($)	Jul. 03, 2020 USD ($)	Jun. 29, 2020 USD ($)	Apr. 15, 2019	Feb. 28, 2017	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥) shares	Aug. 28, 2023 shares	Aug. 06, 2020 CNY (¥)	Jul. 03, 2020 CNY (¥)	Jun. 29, 2020 CNY (¥)	May 20, 2019 USD ($)	Nov. 30, 2017	Nov. 22, 2017 USD ($)
Summary of significant accounting policies
Short-term bank loans and other debt, and current portion of long-term bank loans and other debt										$ 1,329,100,000
Defaulted senior notes | ¥											¥ 545.3
Breached covenants relating to bank and other borrowings | ¥														¥ 614.0
Corporate bonds carrying amount										273,800,000
Aggregate principal amount of long term loan which extended maturity date | ¥														¥ 67.6
Cash and cash equivalents:
Cash and cash equivalents										129,243,923		$ 283,131,542	$ 426,399,881
Restricted cash										96,356,223		269,285,004
Asset Impairment Charges										0		0
Allowance for Doubtful Accounts Receivable										6,803,575		5,103,017
Allowance for credit loss										14,245,346		14,137,430
Allowance for doubtful other receivable										1,112,484		1,908,929
Allowance for suppliers										$ 0		$ 0
Retirement benefits
Employer match of eligible compensation of employees, percent of average salary										32.00%	32.00%	32.00%	39.00%
Retirement benefits expenses										$ 10,035,173		$ 14,643,127	$ 20,710,982
Required repatriation										10.00%	10.00%
Minimum percentage of Statutory Surplus Reserve										50.00%	50.00%
Advertising and promotion expenses										$ 6,664,465		19,164,227	$ 40,262,333
Contract cost withholding term										12 months	12 months
Recognized ROU assets										$ 1,615,626		5,707,986
Total lease liabilities (including current and non-current) for operating lease										2,804,408
Operating Lease, Liability, Current										2,228,329		$ 3,780,853
Finance lease, liability current										$ 0
Warranty term										3 months	3 months
Share Repurchase Program
Treasury shares, shares | shares										60,733,786		54,977,586		60,733,786
Treasury stock, value										$ 116,793,448		$ 116,061,577
ADR [Member]
Share Repurchase Program
Repurchase of ADSs | shares															1,000,000,000,000
Selling and Marketing Expense [Member]
Cash and cash equivalents:
Capitalized Contract Cost, Amortization										$ 4,100,000		9,800,000
Minimum [Member]
Notes payable and other payables
Estimated useful lives of the real estate properties held for lease										20 years				20 years
Retirement benefits
Required percentage of Statutory Reserve prior to distributions										25.00%	25.00%
LAT Progressive Rate										30.00%	30.00%
Contract cost withholding term										2 years	2 years
Warranty term										2 months	2 months
Maximum [Member]
Notes payable and other payables
Estimated useful lives of the real estate properties held for lease										60 years				60 years
Retirement benefits
LAT Progressive Rate										60.00%	60.00%
Contract cost withholding term										5 years	5 years
Warranty term										3 years	3 years
Percentage of contract cost withheld										5.00%	5.00%
Share Repurchase Program
Stock repurchase program authorized amount																			$ 50,000,000
ASU 2016-02
Retirement benefits
Recognized ROU assets										$ 1,600,000		5,700,000
Total lease liabilities (including current and non-current) for operating lease										2,600,000		7,100,000
Operating Lease, Liability, Current										$ 2,200,000		3,800,000
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member]
Senior Secured Notes
Debt issuance date									Oct. 15, 2021
Debt instrument, aggregate principal amount		$ 207,680,000
November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member]
Senior Secured Notes
Debt instrument, aggregate principal amount																					$ 19,100,000
Bears interest																				14.20%
October 2021 Senior Secured Notes due on October 15, 2021 at 14.20% [Member]
Senior Secured Notes
Debt issuance date		Oct. 15, 2021						Apr. 15, 2022
Debt instrument, aggregate principal amount		$ 207,680,000
June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member]
Notes payable and other payables
Debt term					2 years	2 years
Senior Secured Notes
Debt issuance date							Jun. 29, 2020
Debt instrument, aggregate principal amount					$ 75,000,000	$ 75,000,000	$ 75,000,000									¥ 514.5	¥ 514.5	¥ 514.5
Maturity date					Jun. 29, 2022	Jun. 29, 2022	Jun. 29, 2022
Bears interest					12.00%	12.00%	12.00%									12.00%	12.00%	12.00%
September 2023 Senior notes due on September 17, 2023 at 14.50% [Member]
Senior Secured Notes
Debt issuance date				Sep. 17, 2020
Debt instrument, aggregate principal amount				$ 300,000,000
Maturity date				Sep. 17, 2023						Sep. 17, 2023	Sep. 17, 2023
Bears interest				14.50%						14.50%				14.50%
Senior Secured Notes. [Member]
Summary of significant accounting policies
Aggregate principal amount	$ 331,303,941
Senior Notes [Member]
Summary of significant accounting policies
Aggregate principal amount	307,360,000
Carrying amount										$ 393,000,000.0
October 2023 Notes Due on October 15, 2023 at 14.20% [Member]
Senior Secured Notes
Debt instrument, aggregate principal amount		$ 205,400,000
Maturity date										Oct. 15, 2023	Oct. 15, 2023
Bears interest										14.20%				14.20%
January 2024 Notes Due on January 15, 2024 at 14.0% [Member]
Summary of significant accounting policies
Aggregate principal amount	307,363,500,000
Senior Secured Notes
Debt issuance date			Jan. 25, 2021
Debt instrument, aggregate principal amount			$ 270,000,000
Maturity date			Jan. 15, 2024
Bears interest			14.00%
September 2027 Notes Due On September 30 2027 At 3 [Member]
Summary of significant accounting policies
Aggregate principal amount	307,360,000									$ 337,930,000
Carrying amount	$ 1,536,863
Senior Secured Notes
Debt issuance date	Aug. 18, 2023
Debt instrument, aggregate principal amount	$ 331,300,000
Maturity date	Sep. 30, 2027
Bears interest	3.00%									3.00%				3.00%
Repayment of secured debt	$ 1,540,000
Short-term bank acceptance notes [Member]
Notes payable and other payables
Notes payable										$ 70,193,272		87,127,684
Short-term bank acceptance notes [Member] | Maximum [Member]
Notes payable and other payables
Debt term										6 months	6 months
Withdrawal Restrictions [Member]
Cash and cash equivalents:
Restricted cash										$ 5,221,094		$ 8,311,763